UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21338

Nicholas-Applegate Convertible & Income Fund II

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 28, 2011

Date of Reporting Period:	May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2010 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES— 47.5%
	Advertising—1.0%
$6,940	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$7,200,250

	Aerospace & Defense—0.7%
620	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	643,250
4,060	DigitalGlobe, Inc., 10.50%, 5/1/14 (a)(b)	Ba3/BB	4,364,500

			5,007,750

	Airlines—0.7%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	Caa2/CCC	4,880,625

	Auto Components—2.3%
7,405	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	7,386,487
9,700	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	9,748,500

			17,134,987

	Banks—0.6%
5,044	Ally Financial, Inc., 6.75%, 12/1/14	B3/B	4,854,850

	Commercial Services & Supplies—3.0%
4,360	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	4,251,000
10,040	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	10,441,600
7,625	National Money Mart Co., 10.375%, 12/15/16 (a)(b)	B2/B+	7,739,375

			22,431,975

	Construction & Engineering—1.2%
9,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,974,350

	Consumer Finance—0.5%
4,980	American General Finance Corp., 6.90%, 12/15/17	B2/B	3,984,000

	Distribution/Wholesale—0.7%
5,580	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	5,552,100

	Diversified Financial Services—2.3%
6,320	CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/15	B3/B+	6,493,800
	Ford Motor Credit Co. LLC,
4,740	7.00%, 10/1/13	Ba3/B-	4,784,532
2,720	9.875%, 8/10/11	Ba3/B-	2,837,267
3,005	International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	2,749,575

			16,865,174

	Diversified Telecommunications—1.0%
5,505	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B-	5,119,650
2,155	ITC Deltacom, Inc., 10.50%, 4/1/16 (a)(b)	B3/B-	2,079,575

			7,199,225

	Electric—1.1%
4,170	Edison Mission Energy, 7.00%, 5/15/17	B2/B-	2,840,812
7,245	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	Caa3/B-	5,361,300

			8,202,112

	Electrical Equipment—0.3%
2,570	Baldor Electric Co., 8.625%, 2/15/17	B3/B	2,627,825

	Electronics—0.7%
5,815	Kemet Corp., 10.50%, 5/1/18 (a)(b)	B1/B	5,516,981

	Energy Equipment & Services—0.6%
4,505	Pioneer Drilling Co., 9.875%, 3/15/18 (a)(b)	B3/B	4,482,475

	Entertainment—1.2%
8,700	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	8,961,000

	Food & Staples Retailing—0.8%
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	5,778,350

	Health Care Providers & Services—2.4%
4,435	Alliance HealthCare Services, Inc., 8.00%, 12/1/16 (a)(b)	B3/B	4,080,200
2,200	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a)(b)	Ba2/BB+	2,326,500
5,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B-	6,314,175
5,685	HCA, Inc., 9.25%, 11/15/16	B2/BB-	5,969,250

			18,690,125

	Home Builders—1.1%
	K Hovnanian Enterprises, Inc.
3,420	7.50%, 5/15/16	Caa2/CCC-	2,582,100
6,100	10.625%, 10/15/16	B1/CCC+	6,267,750

			8,849,850

	Hotels, Restaurants & Leisure—1.2%
2,143	Mandalay Resort Group, 1.021%, 3/21/33, FRN (d)(f)	Caa1/CCC+	2,314,523
7,195	MGM Mirage, 11.375%, 3/1/18 (a)(b)	Caa1/CCC+	6,691,350

			9,005,873

	Household Durables—0.2%
1,390	Jarden Corp., 7.50%, 5/1/17	B3/B	1,369,150

	Internet Software & Services—0.8%
5,500	Terremark Worldwide, Inc., 12.25%, 6/15/17 (a)(b)(c)	B1/B-	6,270,000

	IT Services—1.4%
2,505	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,523,788
	Unisys Corp., (a)(b)
4,057	12.75%, 10/15/14	Ba3/BB-	4,665,550
2,975	14.25%, 9/15/15	Ba3/BB-	3,495,625

			10,684,963

	Leisure Time—2.2%
7,570	NCL Corp., Ltd., 11.75%, 11/15/16 (a)(b)	B3/B+	8,137,750
8,145	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC	8,246,812

			16,384,562

	Lodging—1.0%
7,755	Harrah’s Operating Co., Inc., 12.75%, 4/15/18 (a)(b)	Ca/CCC	7,212,150

	Media—2.2%
7,905	McClatchy Co., 11.50%, 2/15/17 (a)(b)	B1/B-	7,984,050
6,200	Media General, Inc., 11.75%, 2/15/17 (a)(b)	B2/B	6,014,000
2,045	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	Caa1/B	1,993,875

			15,991,925

	Miscellaneous Manufacturing—1.4%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	6,924,213
3,480	Polypore, Inc., 8.75%, 5/15/12	B3/B-	3,488,700

			10,412,913

	Oil, Gas & Consumable Fuels—1.8%
395	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	403,888
7,470	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B	6,424,200
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B+	6,187,500

			13,015,588

	Paper & Forest Products—1.9%
1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	1,618,403
10,030	Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB-	9,854,475
	NewPage Corp.,
1,925	11.375%, 12/31/14	B2/CCC+	1,809,500
6,470	12.00%, 5/1/13	Caa3/CCC-	1,649,850

			14,932,228

	Pipelines—0.5%
4,945	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B-	3,597,487

	Real Estate—0.3%
1,750	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	1,960,000

	Retail—1.2%
2,125	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa2/CC	1,646,875
6,665	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	6,598,350
885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B	942,525

			9,187,750

	Semiconductors & Semiconductor Equipment—1.5%
6,570	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/B+	6,923,137
4,305	Freescale Semiconductor, Inc., 10.125%, 3/15/18 (a)(b)	B2/B-	4,487,963

			11,411,100

	Software—0.9%
8,105	First Data Corp., 9.875%, 9/24/15	Caa1/B-	6,646,100

	Telecommunications—4.2%
11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (d)	WR/NR	1,164
6,500	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	6,500,000
5,255	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	5,438,925
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB-	5,808,175
3,860	NII Capital Corp., 8.875%, 12/15/19	B1/BB-	3,946,850
3,620	West Corp., 11.00%, 10/15/16	Caa1/B-	3,674,300
6,035	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B	5,921,844

			31,291,258

	Textiles Apparel & Luxury Goods—0.7%
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	4,965,825

	Wireless Telecommunication Services—1.9%
3,320	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	3,506,750
10,160	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	10,541,000

			14,047,750

	Total Corporate Bonds & Notes (cost-$365,936,402)		355,580,626

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2010 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 25.1%
	Aerospace & Defense—0.9%
$430	AAR Corp., 1.75%, 2/1/26	NR/BB	$395,600
5,975	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	5,668,781

			6,064,381

	Banks—0.5%
4,030	National City Corp., 4.00%, 2/1/11	A3/A	4,080,375

	Commercial Services & Supplies—0.9%
6,855	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	6,409,425

	Computers—0.9%
6,570	Maxtor Corp., 2.375%, 8/15/12	NR/B	6,873,862

	Diversified Telecommunication Services—0.5%
3,305	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	3,643,762

	Electrical Equipment—1.7%
7,555	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	6,846,719
7,055	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	5,979,113

			12,825,832

	Electronic Equipment, Instruments & Components—0.7%
5,620	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	5,416,275

	Energy Equipment & Services—1.7%
6,900	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	6,865,500
6,070	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	5,933,425

			12,798,925

	Health Care Equipment & Supplies—0.5%
3,795	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	3,837,694

	Hotels, Restaurants & Leisure—0.3%
2,595	MGM Mirage, 4.25%, 4/15/15 (a)(b)	Caa1/CCC+	2,393,888

	Household Durables—1.3%
1,000	Lennar Corp., 2.00%, 12/1/20 (a)(b)	B3/BB-	940,500
8,600	Stanley Black & Decker, Inc., 0.00%, 5/17/12, FRN	Baa1/A-	9,123,740

			10,064,240

	Internet Software & Services—0.9%
6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B-	6,405,850

	IT Services—1.0%
6,780	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	7,127,475

	Machinery—0.9%
6,830	AGCO Corp., 1.25%, 12/15/36	NR/BB+	6,693,400
155	Titan International, Inc., 5.625%, 1/15/17 (a)(b)	NR/NR	193,363

			6,886,763

	Media—2.6%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	6,201,200
6,420	Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	6,813,225
6,920	Regal Entertainment Group, 6.25%, 3/15/11 (a)(b)	NR/NR	7,084,350

			20,098,775

	Oil, Gas & Consumable Fuels—0.9%
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	6,372,438

	Pharmaceuticals—0.8%
5,595	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	5,846,775

	Real Estate Investment Trust—3.7%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	4,743,375
6,275	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	6,008,312
3,700	Digital Realty Trust LP, 5.50%, 4/15/29 (a)(b)	NR/NR	5,175,375
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,870,450
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB-	5,723,844

			27,521,356

	Semiconductors & Semiconductor Equipment—2.3%
12,500	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B-	12,484,375
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,682,225

			17,166,600

	Software—1.7%
5,175	Macrovision Corp., 2.625%, 8/15/11	NR/BB-	7,096,219
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	5,787,075

			12,883,294

	Thrifts & Mortgage Finance—0.4%
2,800	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	2,908,500

	Total Convertible Bonds & Notes (cost-$158,998,685)		187,626,485

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2010 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK— 24.8%

	Airlines—0.3%
83	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	$2,497,362

	Banks—0.9%
120	Barclays Bank PLC, 10.00%, 3/15/11, (Teva Pharmaceuticals Industries Ltd.) (e)	A1/A+	6,752,920

	Capital Markets—0.6%
	Lehman Brothers Holdings, Inc. (d)(e)(f),
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,580,029
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,672,561

			4,252,590

	Commercial Banks—1.9%
33	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (g)	Ba1/BB	4,356,000
10	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	9,729,000

			14,085,000

	Commercial Services & Supplies—1.3%
190	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	7,297,939
79	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	2,566,356

			9,864,295

	Consumer Finance—0.9%
11	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	6,600,365

	Diversified Financial Services—8.5%
44	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	1,909,650
	Bank of America Corp.,
9	7.25%, 1/30/13, Ser. L (g)	Ba3/BB	8,445,341
157	10.00%, 2/3/11 (Gilead Sciences Inc.) (e)	A2/A	6,086,127
111	10.00%, 2/24/11 (Schlumberger Ltd.) (e)	A2/A	6,548,256
60	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	7,228,050
	Credit Suisse Securities USA LLC (e),
287	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	A2/A	6,145,415
210	10.00%, 9/9/10 (Merck & Co., Inc.)	A2/A	6,462,743
664	10.00%, 1/22/11 (Ford Motor Co.)	A2/A	7,408,368
	JP Morgan Chase & Co. (e),
438	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	7,645,630
384	10.00%, 1/20/11 (Systematic Corp.)	Aa3/A+	5,935,195

			63,814,775

	Electric Utilities—0.6%
87	FPL Group, Inc., 8.375%, 6/1/12	NR/NR	4,328,870

	Food Products—1.6%
148	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	5,402,569
	Bunge Ltd.
70	4.875%, 12/1/11 (g)	Ba1/BB	5,578,400
2	5.125%, 12/1/10	NR/BB	824,500

			11,805,469

	Household Durables—0.9%
201	Newell Financial Trust I, 5.25%, 12/1/27 (g)	WR/BB	6,778,688

	Insurance—2.2%
781	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	7,274,726
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	2,013,560
261	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	7,041,507

			16,329,793

	Multi-Utilities—1.1%
187	AES Trust III, 6.75%, 10/15/29	B3/B	8,022,080
	Oil, Gas & Consumable Fuels—1.3%
35	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(g)	NR/NR	2,578,900
93	Chesapeake Energy Corp., 5.00%, 11/15/10 (g)	NR/B	7,316,306

			9,895,206

	Pharmaceuticals—0.9%
17	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	4,177,115
2	Mylan, Inc., 6.50%, 11/15/10	NR/B	2,826,696

			7,003,811

	Real Estate Investment Trust—1.8%
395	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (g)	NR/NR	8,888,048
246	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (h)	Caa3/C	5,039,925

			13,927,973

	Total Convertible Preferred Stock (cost-$218,645,007)		185,959,197

Principal Amount (000)

SHORT-TERM INVESTMENT—2.6%
	Time Deposit—2.6%
$19,217	Citibank - London, 0.03%, 06/01/10 (cost-$19,217,287)	19,217,287

	Total Investments (cost-$762,797,381)—100.0%	$748,383,595

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2010 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $122,898,264, representing 16.4% of total investments.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)	In default.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(f)	Fair-Valued—Securities with an aggregate value of $6,567,113, representing 0.9% of total investments.
(g)	Perpetual maturity. Maturity date shown is the first call date.
(h)	Non-income producing.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2010.
NR — Not Rated
WR — Withdrawn rating

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2010 (unaudited)

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Observable Inputs	Value at 5/31/2010

Investments in Securities - Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	–	$6,691,350	$2,314,523	$9,005,873
All Other	–	346,574,753	–	346,574,753
Convertible Bonds & Notes	–	187,626,485	–	187,626,485
Convertible Preferred Stock:
Banks	–	6,752,920	–	6,752,920
Capital Markets	–	–	4,252,590	4,252,590
Diversified Financial Services	17,583,041	46,231,734	–	63,814,775
All Other	111,138,912	–	–	111,138,912
Short-Term Investments	–	19,217,287	–	19,217,287

Total Investments in Securities - Assets	$128,721,953	$613,094,529	$6,567,113	$748,383,595

There were no significant transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2010, were as follows:

	Beginning Balance 2/28/2010	Net Purchases (Sales) and Settlements	Accrued Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 5/31/2010

Investments in Securities - Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$2,314,523	–	–	–	–	–	–	$2,314,523
Convertible Preferred Stock:
Capital Markets	4,252,590	–	–	–	–	–	–	4,252,590

Total Investments	$6,567,113	–	–	–	–	–	–	$6,567,113

There was no change in net unrealized appreciation/depreciation of investments which the Fund held at May 31, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2010